REVISED AND RESTATED FINANCIAL STATEMENTS (Details - Restated financial information) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in operating activities of continuing operations	$ (2,853,274)	$ (2,765,797)
Net cash provided by financing activities of continuing operations	$ 1,983,624	2,975,727
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in operating activities of continuing operations		(5,858,147)
Net cash provided by financing activities of continuing operations		6,068,077
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in operating activities of continuing operations		3,092,350
Net cash provided by financing activities of continuing operations		$ (3,092,350)